BENEFIT PLANS - Plan Assumptions for Defined Benefit Plans (Details)	12 Months Ended
Dec. 31, 2016
Cablevision Defined Benefit Plans
Weighted-average assumptions used to determine net periodic benefit cost [Abstract]
Discount rate (in hundredths)	3.53%
Weighted-average assumptions used to determine benefit obligations [Abstract]
Discount rate (in hundredths)	3.81%
Pension Plan
Weighted-average assumptions used to determine net periodic benefit cost [Abstract]
Expected rate of return on plan assets (Pension Plan only) (in hundredths)	3.97%